Bonds Payable - Summary of Bonds Payable (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Bonds Payable [Abstract]
Unsecured domestic bonds	$ 25,200	$ 30,500
Less: Discounts on bonds payable	(12)	(12)
Bonds payable	25,188	30,488
Less: Current portion	(1,900)	(8,799)
Bonds issued net	$ 23,288	$ 21,689